Revenue - Product or service (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 20,079	£ 27,223	£ 27,359
Service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	104	670	452
Licensing fees- opt-in payments and milestones recognised at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	18,583
Licensing fees - recognised over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 19,975	£ 26,553	£ 8,324